Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

19. Related Party Transactions

On February 10, 2023, the Company’s Board of Directors approved a new compensation plan for the directors of the Company effective January 1, 2023.

At December 31, 2023, accounts payable and accrued liabilities included $115,526 (December 31, 2022 - $210,070 and December 31, 2021 - $13,831) due to related parties. The amounts are unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2023, management fees and salaries of $924,083 (2022 - $711,766 and 2021 - $438,000), director fees of $145,500 (2022 - $92,000 and 2021 - $72,000), consulting fees of $52,313 (2022 - $Nil and 2021 - $Nil), and stock-based compensation of $1,294,051 (2022 - $926,119 and 2021 - $Nil) were incurred to related parties.

During the year ended December 31, 2023, the Company issued 808,680 shares to directors for services performed and for RSU’s which were granted and vested in previous periods.

During the year ended December 31, 2023, the Company issued 80,000 shares with a fair value of $115,304 to a director to settle debt of CAD$160,000 (USD$ $118,261) and recognized a gain on the settlement of $2,957. During the year ended December 31, 2022, the Company issued 400,000 (2021 – 283,333) units with a fair value of $260,681 (2021 - $70,833) for the settlement of accounts payable owed to related parties in the amount of $260,681 (2021 - $70,833), resulting in no gain or loss.

During the year ended December 31, 2022, the Company issued Nil (2021 – 1,029,333) common shares relating to the exercise of Nil (2021 – 895,333) warrants and Nil (2021 – 134,000) options held by related parties. As consideration, the Company entered into promissory note agreements with the related parties for total principal receivable by the Company of $Nil (2021 - $518,820 (CAD$648,078)). Refer to Note 14.

During the year ended December 31, 2023, the Company repurchased 586,868 RSU’s from directors and recognized a reduction to equity of $799,212 on the transaction. $473,331 of the RSU’s repurchased was applied against outstanding notes receivable.

As at December 31, 2023, notes receivable included $Nil (December 31, 2022 - $450,325 and December 31, 2021 - $517,985) due from related parties. The amounts previously receivable were unsecured, bear interest at 5% per annum and mature one to two years from issuance.

As at December 31, 2023, notes payable included CAD$402,115 (USD$420,281) (December 31, 2022 - $Nil) due to related parties. The note payable is unsecured, bears interest at 6% per annum and matures on December 31, 2024.

As at December 31, 2022, pursuant to agreements between four directors and the Company, each of the four directors shall be granted 40,000 fully vested RSUs upon each anniversary of the contract and three of the four directors shall be granted 50,000 fully vested RSUs upon successful spudding of the first well by the Company. For two of the four directors, the amount of RSUs shall be indexed pro-rata to account for any dilution incurred by subsequent share issuance by the Company. During the year ended December 31, 2022, the Company issued 80,000 shares with a fair value of $19,077 for the RSU’s to one of the directors. The shares for the remainder of the RSU’s granted under the agreements were either issued or the underlying RSU’s were repurchased in 2023. The value of these RSUs and the stock-based compensation recognized is $255,206. $65,160 has been recorded to reserves as at December 31, 2022 and $190,047 has been recorded as a RSU obligation liability as the directors have the right and option to require the Company to withhold up to one third of the RSU shares awarded to pay the director the cash equivalent of the market price of the shares on the date of vesting.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

19.	Related Party Transactions (continued)

As at December 31, 2022, a director of the Company was granted 12,000 RSUs for services performed. The value of these RSUs and the stock-based compensation recognized is $21,283. As at December 31, 2022, the shares for these RSUs had not been issued. $14,189 has been recorded to reserves as at December 31, 2022 and $7,094 has been recorded as a RSU obligation liability as the director has the right and option to require the Company to withhold up to one third of the RSU shares awarded to pay the director the cash equivalent of the market price of the shares on the date of vesting.

On September 2, 2020, the CEO signed an employment agreement with the Company in which the CEO shall receive:

●	20,000 fully vested RSUs upon the first anniversary of the agreement. The amount of RSUs shall be indexed pro-rata to account for any dilution incurred by subsequent share issuances by the Company;

●	If during the term of the Agreement, the Company completes any cash financing of $5,000,000, the Company shall issue 50,000 fully vested RSUs and $25,000 for each $5,000,000 raised.

●	Upon spudding of the first well by the Company, the Company shall grant 50,000 fully vested RSUs and 50,000 fully vested RSUs every anniversary of the spud date (condition was met on September 15, 2022). This amount is indexed pro-rata to account for any dilution incurred by subsequent share issuances by the Company; and

●	If during the term of the Agreement, the Company enters into any non-financing transaction, a cash bonus of USD$100,000 is owed upon the successful closing.

The value of these RSUs and the stock-based compensation recognized is $295,818. As at December 31, 2022, the shares for these RSUs have not been issued. $197,212 has been recorded to reserves as at December 31, 2022 and $98,606 has been recorded as a RSU obligation liability as the CEO has the right and option to require the Company to withhold up to one third of the RSU shares awarded to pay the CEO the cash equivalent of the market price of the shares on the date of vesting. As at December 31, 2023, the shares for these RSUs have either been issued or the underlying RSUs were repurchased by the Company.

On July 15, 2022, the CFO signed an employment agreement with the Company in which the CFO shall receive:

●	20,000 fully vested RSUs upon the first anniversary of the agreement;

●	30,000 fully vested RSUs upon the second anniversary of the agreement;

●	For each subsequent year, the number of RSUs is determined in context of the market price of the shares and in respect to the performance of the Company;

●	A bonus of 20,000 RSUs plus the sum of $15,000 cash paid upon the successful completion of the Company’s phase A drilling program at the SASB gas field;

●	A bonus of 25,000 RSUs plus the sum of $20,000 cash paid upon the successful completion of at least an additional seven wells as part of the Company’s phase B drilling program at the SASB gas field; and

●	A bonus of $25,000 cash upon the executive arranging a credit line for SASB of at least $5,000,000.

As the agreement can be terminated at any time, the RSU’s are recognized only upon the conditions above being met; as a result, no share based compensation has been recognized under this agreement for the year ended December 31, 2022. During the year ended December 31, 2023, 20,000 shares were issued pursuant to the RSUs granted on the first anniversary of the agreement.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

19.	Related Party Transactions (continued)

On July 15, 2022, the COO signed an employment agreement with the Company in which the COO shall receive:

●	25,000 fully vested RSUs upon the first anniversary of the agreement;

●	30,000 fully vested RSUs upon the second anniversary of the agreement;

●	For each subsequent year, the number of RSUs is determined in context of the market price of the shares and in respect to the performance of the Company;

●	A bonus of 20,000 RSUs plus the sum of $15,000 cash paid upon the successful completion of the company’s phase A drilling program at the SASB gas field; and

●	A bonus of 25,000 RSUs plus the sum of $20,000 cash paid upon the successful completion of at least an additional seven wells as part of the Company’s phase B drilling program at the SASB gas field;

As the agreement can be terminated at any time, the RSU’s are recognized only upon the conditions above being met; as a result, no share based compensation has been recognized under this agreement for the year ended December 31, 2022. As at December 31, 2023, 25,000 shares valued at $33,111 were owed pursuant to the RSUs granted on the first anniversary of the agreement.

On August 18, 2022, the Company entered into a settlement agreement with the former CFO of the Company upon resignation, whereupon the Company will issue/pay:

●	65,000 common shares with a fair value of $94,300 (not issued as at December 31, 2023);

●	$210,000 in cash to be paid as follows:

○	$110,000 paid upon execution of the agreement (Paid);

○	$50,000 to be paid on or before January 31, 2023 (Unpaid);

○	$50,000 to be paid on or before March 31, 2023 (Unpaid);

●	40,000 RSUs with a fair value of $32,635 for services rendered as a director (shares issued in 2023);

●	15,000 RSUs with a fair value of $21,762 for services rendered as an audit committee member (shares issued in 2023);

For the compensation above, all previous amounts owed/owing will be settled, including $49,800 in notes receivable. The Company recognized a loss on the settlement of $285,120 during fiscal 2022.